Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [line items]
Audit of the Barclays Group's annual accounts	£ 10	£ 9	£ 9
Total Auditor's remuneration	71	62	59
KPMG
Disclosure of products and services [line items]
Audit of the Barclays Group's annual accounts	64	55	52
Other services	1	1	1
Tax fees	0	0	0
Subsidiaries
Disclosure of products and services [line items]
Audit of the Barclays Group's annual accounts	48	41	38
Other audit related fees
Disclosure of products and services [line items]
Audit of the Barclays Group's annual accounts	11	10	10
Other audit related fees | KPMG
Disclosure of products and services [line items]
Audit of the Barclays Group's annual accounts	6	6	6
Other services
Disclosure of products and services [line items]
Other services	2	2	£ 2
Audit fee relating to previous year
Disclosure of products and services [line items]
Other services	£ 2	£ 3